Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Tax (Expense) Benefit	$ (4,404)	$ (1,896)	$ (3,190)	$ 5,957	$ (6,938)	$ (3,953)		$ (5,340)
Effective income tax rate	15.20%	18.30%			14.80%	15.10%
Deferred tax assets, operating loss carryforwards, state and local								2,700
Deferred tax assets, tax credit carryforwards, research								$ 3,100
Effective income tax rate reconciliation, tax settlement, percent								50.00%
Uncertain tax positions								$ 1,000
Income tax penalties and interest expense							$ 200	200
Income tax penalties and interest accrued								800
Unrecognized tax benefits				$ 3,900			3,900	6,100
Income tax accrued expense							$ 3,200	$ 4,400